Pioneer Corporate High Yield Fund
Schedule of Investments  |  May 31, 2022

A: RCRAX	C: RCRCX	Y: RCRYX

Schedule of Investments  |  5/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.6%
	Corporate Bonds — 94.4% of Net Assets
	Advertising — 2.7%
275,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 223,493
170,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	143,055
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	86,230
380,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	378,052
429,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	385,821
301,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	280,231
	Total Advertising	$1,496,882
	Aerospace & Defense — 0.9%
180,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 164,136
370,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	338,781
	Total Aerospace & Defense	$502,917
	Airlines — 0.3%
70,000	American Airlines Group, Inc. Pass-Through Trust Series B, 3.95%, 7/11/30	$ 61,656
125,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	123,563
	Total Airlines	$185,219
	Auto Manufacturers — 2.8%
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 173,000
612,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	564,952
540,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	511,650
256,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	253,596
	Total Auto Manufacturers	$1,503,198
	Auto Parts & Equipment — 0.8%
475,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 438,188
	Total Auto Parts & Equipment	$438,188
	Banks — 0.7%
125,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 107,308
317,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	294,456
	Total Banks	$401,764
1Pioneer Corporate High Yield Fund |  | 5/31/22

Principal Amount USD ($)		Value
	Biotechnology — 0.6%
335,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 306,106
	Total Biotechnology	$306,106
	Building Materials — 2.6%
260,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 231,322
450,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	334,399
613,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	591,545
155,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	137,950
145,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	143,550
	Total Building Materials	$1,438,766
	Chemicals — 3.3%
230,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 196,383
146,000	Olin Corp., 5.00%, 2/1/30	142,715
650,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	578,500
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	187,566
370,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	314,050
408,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	374,364
	Total Chemicals	$1,793,578
	Commercial Services — 5.6%
20,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 19,821
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	257,873
209,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	174,670
478,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	482,302
80,000	Brink's Co., 5.50%, 7/15/25 (144A)	79,950
692,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	622,639
105,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	97,912
190,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	171,950
115,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	108,662
95,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	90,962
295,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	247,800
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	34,956
Pioneer Corporate High Yield Fund |  | 5/31/222

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	$ 386,736
300,000	Sotheby's, 7.375%, 10/15/27 (144A)	292,991
	Total Commercial Services	$3,069,224
	Computers — 2.1%
279,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 208,290
329,000	KBR, Inc., 4.75%, 9/30/28 (144A)	305,147
540,000	NCR Corp., 5.00%, 10/1/28 (144A)	508,999
150,000	NCR Corp., 5.25%, 10/1/30 (144A)	138,429
	Total Computers	$1,160,865
	Diversified Financial Services — 4.6%
436,886(a)	Avation Capital SA, 8.25% (9.00% PIK 8.25% Cash), 10/31/26 (144A)	$ 349,510
65,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	61,552
250,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	244,557
429,165(a)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK 6.50% Cash), 9/15/24 (144A)	346,551
240,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	232,776
242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	231,110
201,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	176,506
305,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	275,554
560,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	476,000
125,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	117,584
	Total Diversified Financial Services	$2,511,700
	Electric — 4.0%
275,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 243,375
70,000	Calpine Corp., 5.125%, 3/15/28 (144A)	65,328
215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	189,415
85,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	72,454
105,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	91,866
135,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	120,141
195,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	171,112
290,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	254,779
3Pioneer Corporate High Yield Fund |  | 5/31/22

Principal Amount USD ($)		Value
	Electric — (continued)
84,508	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	$ 84,508
55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	51,409
830,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	830,415
	Total Electric	$2,174,802
	Electrical Components & Equipments — 1.1%
253,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 223,273
30,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	28,315
310,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	322,586
	Total Electrical Components & Equipments	$574,174
	Electronics — 0.4%
180,000	II-VI, Inc., 5.00%, 12/15/29 (144A)	$ 169,783
80,000	TTM Technologies, Inc., 4.00%, 3/1/29 (144A)	70,776
	Total Electronics	$240,559
	Energy-Alternate Sources — 0.6%
300,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$ 318,711
	Total Energy-Alternate Sources	$318,711
	Engineering & Construction — 1.5%
607,551	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 479,965
225,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	209,823
160,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	140,000
	Total Engineering & Construction	$829,788
	Entertainment — 1.9%
235,000	CDI Escrow Issuer, Inc., 5.75%, 4/1/30 (144A)	$ 230,298
430,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	397,539
110,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	102,040
350,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	313,250
	Total Entertainment	$1,043,127
	Environmental Control — 1.1%
130,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 116,768
270,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	240,975
201,000	Tervita Corp., 11.00%, 12/1/25 (144A)	221,100
	Total Environmental Control	$578,843
Pioneer Corporate High Yield Fund |  | 5/31/224

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — 2.4%
701,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$ 620,175
280,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	259,350
403,000	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	362,450
95,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	87,210
	Total Food	$1,329,185
	Forest Products & Paper — 1.6%
344,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 309,538
334,000	Mercer International, Inc., 5.125%, 2/1/29	305,710
259,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	249,050
	Total Forest Products & Paper	$864,298
	Healthcare-Products — 0.4%
255,000	Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29 (144A)	$ 230,456
	Total Healthcare-Products	$230,456
	Healthcare-Services — 2.8%
229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 192,360
318,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	303,690
54,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	54,938
70,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	66,492
423,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	427,389
260,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	246,690
353,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	258,085
	Total Healthcare-Services	$1,549,644
	Home Builders — 0.6%
157,000	KB Home, 4.00%, 6/15/31	$ 135,609
205,000	M/I Homes, Inc., 3.95%, 2/15/30	167,870
	Total Home Builders	$303,479
	Internet — 0.7%
390,000	Twitter, Inc., 5.00%, 3/1/30 (144A)	$ 387,075
	Total Internet	$387,075
	Iron & Steel — 2.4%
290,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 286,326
366,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	381,555
125,000	Commercial Metals Co., 4.375%, 3/15/32	109,890
125,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	128,801
5Pioneer Corporate High Yield Fund |  | 5/31/22

Principal Amount USD ($)		Value
	Iron & Steel — (continued)
135,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	$ 136,899
360,000	TMS International Corp., 6.25%, 4/15/29 (144A)	287,797
	Total Iron & Steel	$1,331,268
	Leisure Time — 2.5%
50,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 46,938
EUR100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	100,517
115,000	Carnival Corp., 10.50%, 2/1/26 (144A)	123,798
290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	259,556
55,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	49,431
75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	63,055
85,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	71,732
360,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	367,200
28,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	30,351
290,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	249,400
	Total Leisure Time	$1,361,978
	Lodging — 0.4%
210,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 195,296
	Total Lodging	$195,296
	Media — 3.5%
355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 305,508
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	112,031
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	142,800
800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	628,320
362,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	313,127
145,000	News Corp., 3.875%, 5/15/29 (144A)	133,584
50,000	News Corp., 5.125%, 2/15/32 (144A)	47,625
225,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	203,555
	Total Media	$1,886,550
	Metal Fabricate/Hardware — 0.2%
130,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 107,250
	Total Metal Fabricate/Hardware	$107,250
	Mining — 2.5%
191,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 154,710
421,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	377,130
Pioneer Corporate High Yield Fund |  | 5/31/226

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — (continued)
265,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	$ 267,080
220,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	217,800
339,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	238,224
100,000	Novelis Corp., 3.875%, 8/15/31 (144A)	87,250
	Total Mining	$1,342,194
	Oil & Gas — 10.7%
302,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 307,348
592,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	621,600
302,000	Energean Plc, 6.50%, 4/30/27 (144A)	284,635
365,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	346,750
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	87,525
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	87,615
262,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	256,105
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	190,750
275,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	272,938
50,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	50,420
182,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	171,080
300,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	297,537
475,000	Occidental Petroleum Corp., 4.40%, 4/15/46	427,500
420,000	Parkland Corp., 4.625%, 5/1/30 (144A)	378,760
66,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	63,690
210,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	210,000
140,000	Southwestern Energy Co., 4.75%, 2/1/32	136,354
324,000	Southwestern Energy Co., 5.375%, 3/15/30	329,224
350,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	338,304
360,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	357,890
133,775	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	129,739
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	252,671
270,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	258,800
	Total Oil & Gas	$5,857,235
	Oil & Gas Services — 0.1%
70,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$ 69,983
	Total Oil & Gas Services	$69,983
	Packaging & Containers — 1.2%
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$ 129,375
7Pioneer Corporate High Yield Fund |  | 5/31/22

Principal Amount USD ($)		Value
	Packaging & Containers — (continued)
189,000	OI European Group BV, 4.75%, 2/15/30 (144A)	$ 166,093
195,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	191,828
164,000	TriMas Corp., 4.125%, 4/15/29 (144A)	149,240
	Total Packaging & Containers	$636,536
	Pharmaceuticals — 2.9%
155,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 133,675
350,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	346,062
270,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	225,356
185,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	144,763
467,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	463,497
260,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	238,306
	Total Pharmaceuticals	$1,551,659
	Pipelines — 4.2%
452,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 428,131
330,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	320,229
405,000(b)(c)	Energy Transfer LP, Series G, 7.125% (5 Year CMT Index + 531 bps)	364,253
6,000	EnLink Midstream LLC, 5.375%, 6/1/29	5,810
357,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	289,473
50,000	EQM Midstream Partners LP, 7.50%, 6/1/27 (144A)	50,000
50,000	EQM Midstream Partners LP, 7.50%, 6/1/30 (144A)	50,000
185,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	182,482
235,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	225,600
369,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	370,186
	Total Pipelines	$2,286,164
	Real Estate — 1.0%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 240,735
325,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	282,641
	Total Real Estate	$523,376
	REITs — 2.9%
310,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 286,417
50,000	iStar, Inc., 4.25%, 8/1/25	49,312
Pioneer Corporate High Yield Fund |  | 5/31/228

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — (continued)
452,000	iStar, Inc., 4.75%, 10/1/24	$ 450,294
66,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	63,569
610,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	626,226
95,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	80,275
	Total REITs	$1,556,093
	Retail — 3.5%
80,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 90,432
190,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	189,661
220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	193,654
90,000	Gap, Inc., 3.625%, 10/1/29 (144A)	65,700
50,000	Gap, Inc., 3.875%, 10/1/31 (144A)	35,625
160,000	Group 1 Automotive, Inc., 4.00%, 8/15/28 (144A)	145,712
180,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	155,651
435,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	370,837
235,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	212,203
314,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	237,855
50,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	42,875
206,000	Staples, Inc., 7.50%, 4/15/26 (144A)	190,684
	Total Retail	$1,930,889
	Software — 1.2%
440,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 407,000
340,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	268,818
	Total Software	$675,818
	Telecommunications — 5.2%
850,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 707,625
185,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	162,699
359,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	313,946
687,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	550,170
445,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	365,646
275,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	279,128
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	459,122
	Total Telecommunications	$2,838,336
	Transportation — 3.4%
450,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 357,862
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	227,561
9Pioneer Corporate High Yield Fund |  | 5/31/22

Principal Amount USD ($)		Value
	Transportation — (continued)
110,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 98,335
300,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	294,510
858,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	866,580
	Total Transportation	$1,844,848
	Trucking & Leasing — 0.5%
275,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 279,386
	Total Trucking & Leasing	$279,386
	Total Corporate Bonds (Cost $55,715,919)	$51,507,407

Shares
Right/Warrant — 0.0%† of Net Assets
Aerospace & Defense — 0.0%†
7,525(d)	Avation Plc, 1/1/59	$ —
	Total Aerospace & Defense	$—
	Total Right/Warrant (Cost $—)	$—

Face Amount USD ($)
Insurance-Linked Securities — 0.0%† of Net Assets#
Collateralized Reinsurance — 0.0%†
Multiperil – Worldwide — 0.0%†
250,000(e)+	Cypress Re 2017, 1/31/23	$ 25
250,000(e)(f)+	Resilience Re, 5/1/23	—
$25
	Total Collateralized Reinsurance	$25
Reinsurance Sidecars — 0.0%†
Multiperil – U.S. — 0.0%†
1,500,000(g)+	Harambee Re 2018, 12/31/22	$ —
Multiperil – Worldwide — 0.0%†
41,791(e)+	Berwick Re 2018-1, 12/31/22	$ 3,230
29,857(e)+	Berwick Re 2019-1, 12/31/22	3,568
1,500,000(e)+	Versutus Re 2018, 12/31/22	—
Pioneer Corporate High Yield Fund |  | 5/31/2210

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
250,000(g)+	Viribus Re 2018, 12/31/22	$ —
106,153(g)+	Viribus Re 2019, 12/31/22	1,422
		$8,220
	Total Reinsurance Sidecars	$8,220
	Total Insurance-Linked Securities (Cost $62,205)	$8,245

Shares
	SHORT TERM INVESTMENTS — 4.2% of Net Assets
	Open-End Fund — 4.2%
2,291,211(h)	Dreyfus Government Cash Management, Institutional Shares, 0.70%	$ 2,291,211
		$2,291,211
	TOTAL SHORT TERM INVESTMENTS (Cost $2,291,211)	$2,291,211
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.6% (Cost $58,069,335)	$53,806,863
	OTHER ASSETS AND LIABILITIES — 1.4%	$779,416
	net assets — 100.0%	$54,586,279

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2022, the value of these securities amounted to $45,564,181, or 83.5% of net assets.
(a)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2022.
(d)	Non-income producing security.
(e)	Issued as participation notes.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
11Pioneer Corporate High Yield Fund |  | 5/31/22

(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2018-1	1/29/2018	$6,105	$3,230
Berwick Re 2019-1	12/31/2018	3,568	3,568
Cypress Re 2017	1/24/2017	840	25
Harambee Re 2018	12/19/2017	31,843	—
Resilience Re	2/8/2017	124	—
Versutus Re 2018	12/20/2017	—	—
Viribus Re 2018	12/22/2017	19,725	—
Viribus Re 2019	3/25/2019	—	1,422
Total Restricted Securities			$8,245
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
6,200,000	Markit CDX North America High Yield Index Series 38	Pay	5.00%	6/21/27	$62,000	$(224,762)	$(162,762)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$62,000	$(224,762)	$(162,762)
TOTAL SWAP CONTRACTS					$62,000	$(224,762)	$(162,762)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
Pioneer Corporate High Yield Fund |  | 5/31/2212

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$51,507,407	$—	$51,507,407
Right/Warrant	—*	—	—	—*
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	25	25
Reinsurance Sidecars
Multiperil – U.S.	—	—	—*	—*
Multiperil – Worldwide	—	—	8,220	8,220
Open-End Fund	2,291,211	—	—	2,291,211
Total Investments in Securities	$2,291,211	$51,507,407	$8,245	$53,806,863
Other Financial Instruments
Swap contracts, at value	$—	$(162,762)	$—	$(162,762)
Total Other Financial Instruments	$—	$(162,762)	$—	$(162,762)
*	Securities valued at $0.
13Pioneer Corporate High Yield Fund |  | 5/31/22

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 8/31/21	$31,806	$113,722	$145,528
Realized gain (loss)	10,544	(148,443)	(137,899)
Changed in unrealized appreciation (depreciation)	(6,696)	92,394	85,698
Accrued discounts/premiums	—	(43,767)	(43,767)
Purchases	—	—	—
Sales	(35,654)	(5,661)	(41,315)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 5/31/22	$—	$8,245	$8,245
*	Transfers are calculated on the beginning of period value. During the nine months ended May 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2022:		$ 16,902
Pioneer Corporate High Yield Fund |  | 5/31/2214